Issued Capital (Tables)	12 Months Ended
Dec. 31, 2023
Issued Capital [Abstract]
Schedule of Share Capital	(a) Share Capital
	December 31, 2023		December 31, 2022		December 31, 2021
	Number of shares*	US$	Number of shares*	US$	Number of shares*	US$
Ordinary Shares fully paid	3,410,434	68,977,851	2,052,359	65,464,091	932,826	35,970,373
*	Retroactively applied the share consolidation of 10 for 1 share on October 16, 2023.

Schedule of Ordinary Share Capital	(b) Movements in ordinary share capital
	Company
	Number of Shares	US$
January 1, 2021	6,513,671	23,784,959
Issue of shares for services	20,512	74,100
Issue of shares for cash	2,795,237	12,160,400
Legal expenses in respect of issuance of debts	-	(49,086)
December 31, 2021	9,329,420	35,970,373
Issuance of shares for execution of share options	2,200,000	3,498,000
Issuance of shares for cash	7,822,771	22,550,846
Issuance of shares on conversion of debts	1,172,563	3,444,872
December 31 2022	20,524,754	65,464,091
Issuance of shares for cash	299,998	90,000
Issuance of shares for services	661,450	348,485
Total issue of shares prior to share consolidation	21,486,202	65,902,576
1 for 10 share consolidation of our fully paid ordinary shares	(19,337,701)	-
Total issue of shares post share consolidation	2,148,501	65,902,576
Issuance of shares for cash	607,817	1,497,043
Issuance of shares for services	114,116	228,232
Issuance of shares on acquisition of subsidiaries	300,000	750,000
Issuance of shares on conversion of debts	240,000	600,000
December 31, 2023	3,410,434	68,977,851